Convertible Notes - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		0 Months Ended		1 Months Ended	2 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2011	Dec. 31, 2010 Convertible Debt	Apr. 22, 2010 Convertible Debt	Dec. 23, 2009 Convertible Debt	Dec. 31, 2010 Convertible Debt	Mar. 03, 2011 Convertible Debt	Dec. 31, 2010 Convertible Debt	Dec. 31, 2009 Convertible Debt	Dec. 14, 2010 Convertible Debt	Dec. 23, 2009 Convertible Debt Minimum Employee	Dec. 23, 2009 Convertible Debt Maximum Employee	Dec. 14, 2010 Convertible Debt IPO	Dec. 23, 2009 Convertible Debt IPO
Debt Instrument [Line Items]
Convertible notes		$ 20,000	$ 9,000	$ 29,000	$ 20,000		$ 20,000
Proceeds from issuance of convertible notes, net of issuance cost								28,802
Issuance cost of convertible notes			367					198
Maturity date of notes payable				Dec. 23, 2012
Maturity date of notes payable, extended date				Dec. 23, 2015
Interest rate per annum				1.00%
Percentage of annual return due to redemption				10.00%								18.00%	18.00%
Default event, number of key managers ceased to perform management responsibilities										3	7
Conversion price, descriptions				Conversion Price IPO Price or Company Sale Price / ((1+ 0.082254247%) (number of days lapsed between the date of the Notes and the IPO or Company Sale date)) 0.082254247% is the daily compound rate based on a 365-day year that would result in an annual return of 35%.
Daily compound rate				0.08225%
Percentage of annual return to notes holder				35.00%
Embedded derivative, Fair value			488	1,706					2,841
Debt discount			2,759	1,904
Interest expense on notes						654	4,418	63
Amortization of financing costs						19	133	62
Interest expense, coupon rate						635	4,285	1
Convertible note derivative, fair value									8,904
Loss due to change in fair value of embedded derivative		6,063					2,365
Convertible notes principal amount, converted	20,000				18,000	20,000
Conversion of convertible notes to ordinary shares	20,406,720				18,381,991	20,406,720
Fair value of convertible debt		20,511			20,511		20,511		17,159
Gain due to change in fair value of embedded derivative						$ 2,832